Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Year Ended December 31,
	2010	2011	2012

Net and diluted income	$18,733	$10,228	$20,077

Less: Dividends declared and undistributed earnings allocated to unvested shares	(171)	(143)	(396)
Basic income available to common stockholders	$18,562	$10,085	$19,681

Basic weighted average number of common shares outstanding	46,295,973	45,979,761	45,473,360

Add: Dilutive effect of non-vested shares	149,526	-	-

Diluted weighted average number of common shares outstanding	46,445,499	45,979,761	45,473,360

Basic earnings per common share	$0.40	$0.22	$0.44
Diluted earnings per common share	$0.40	$0.22	$0.44